PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT

10. PROPERTY AND EQUIPMENT

On April 28, 2023, the Company acquired real and personal property for $800,000 in cash and 1,000,000 common shares of the Company from a private company and individual on the following payment terms:

■	$200,000 cash payable on the closing date and issue 1,000,000 shares (paid).
■	$300,000 cash payable on or before the first anniversary of the closing date (paid).
■	$300,000 cash payable on or before the second anniversary of the closing date.